This amended Form N-CEN filing replaces the registrant's Form
N-CEN, as previously filed under accession number
0001752724-22-279641. The previously filed Form N-CEN erroneously excluded the auditor's Internal Control Letters.
This corrected Form N-CEN includes these letters.